FEDERATED SHORT-TERM MUNICIPAL TRUST

Institutional Shares

PROSPECTUS

The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated
Short-Term Municipal Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated August 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated August 31, 1997

TABLE OF CONTENTS

 Summary of Trust Expenses                                        1
 Financial Highlights -- Institutional Shares                     2
 General Information                                              3
 Investment Information                                           3
  Investment Objective                                            3
  Investment Policies                                             3
  Municipal Securities                                            5
  Investment Risks                                                5
  Investment Limitations                                          5
 Trust Information                                                5
  Management of the Trust                                         5
  Distribution of Institutional Shares                            6
  Administration of the Trust                                     6
 Net Asset Value                                                  7
 Investing in Institutional Shares                                7

  Share Purchases                                                 7
  Minimum Investment Required                                     7
  What Shares Cost                                                7
  Certificates and Confirmations                                  8
  Dividends                                                       8
  Capital Gains                                                   8
 Redeeming Institutional Shares                                   8
  Telephone Redemption                                            8
  Written Requests                                                8
  Accounts with Low Balances                                      9
 Shareholder Information                                          9
  Voting Rights                                                   9

 Tax Information                                                  9
  Federal Income Tax                                              9
  State and Local Taxes                                          10
 Performance Information                                         10
 Other Classes of Shares                                         11
 Financial Highlights -- Institutional Service Shares            12
 Financial Statements                                            13
 Report of Independent
  Public Accountants                              Inside Back Cover

                                       SUMMARY OF TRUST EXPENSES

                                         INSTITUTIONAL SHARES
                                   SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                           None

 Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)                                                                    None
 Contingent Deferred Sales Charge (as a percentage of original purchase

  price or redemption proceeds, as applicable)                                                           None

 Redemption Fee (as a percentage of amount redeemed, if applicable)                                      None

 Exchange Fee                                                                                            None

                                            ANNUAL OPERATING EXPENSES
                                     (As a percentage of average net assets)


 Management Fee (after waiver)(1)                                                                        0.26%
 12b-1 Fee                                                                                               None
 Total Other Expenses                                                                                    0.20%

  Shareholder Services Fee (after waiver)(2)                                                0.00%
 Total Operating Expenses                                                                                0.46%

(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the waiver of the shareholder services fee. The shareholder service provider can terminate this waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.


 1 Year                                        $  5
 3 Years                                       $ 15
 5 Years                                       $ 26
 10 Years                                      $ 58

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.


                                                YEAR ENDED JUNE 30,

                    1997      1996     1995     1994     1993     1992     1991    1990      1989     1988
 NET ASSET VALUE,

 BEGINNING

 OF PERIOD          $10.24   $10.28   $10.15   $10.37   $10.29   $10.18   $10.14   $10.10   $10.19   $10.24
 INCOME FROM
 INVESTMENT
 OPERATIONS

  Net investment

  income              0.44     0.43     0.42     0.40     0.44     0.53     0.60     0.60     0.57     0.54
  Net realized and
  unrealized
  gain (loss) on
  investments         0.02    (0.04)    0.13    (0.22)    0.08     0.11     0.04     0.04    (0.09)   (0.05)
  Total from          0.46     0.39     0.55     0.18     0.52     0.64     0.64     0.64     0.48     0.49
  investment
  operations
 LESS DISTRIBUTIONS

  Distributions from
  net investment

  income             (0.44)   (0.43)   (0.42)   (0.40)   (0.44)   (0.53)   (0.60)   (0.60)   (0.57)   (0.54)
 NET ASSET
 VALUE, END

 OF PERIOD          $10.26   $10.24   $10.28   $10.15   $10.37   $10.29   $10.18   $10.14   $10.10   $10.19
 TOTAL RETURN(A)      4.59%    3.82%    5.52%    1.76%    5.11%    6.40%    6.47%    6.54%    4.84%    4.89%
 RATIOS TO AVERAGE
 NET ASSETS

  Expenses            0.46%    0.47%    0.46%    0.47%    0.46%    0.46%    0.46%    0.47%    0.46%    0.47%
  Net investment
  income              4.30%    4.14%    4.09%    3.89%    4.21%    5.12%    5.89%    5.94%    5.59%    5.25%
 SUPPLEMENTAL DATA

  Net assets, end of

  period

  (000 omitted)   $210,169 $189,467 $217,713 $316,810 $318,932 $205,101 $142,493 $139,113 $178,978 $315,154
  Portfolio
  turnover              50%      20%      33%      36%      15%      42%      40%      69%      55%      63%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JUNE 30, 1997, WHICH CAN BE

OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 8, 1981. On December 15, 1994, the name of the Trust was changed from Short-Term Municipal Trust to Federated Short-Term Municipal Trust. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares (the "Shares") of the Trust.

Shares of the Trust are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal securities. A minimum initial investment of $25,000 over a 90-day period is required. The Trust may not be a suitable investment for retirement plans since it invests in municipal securities.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. Interest income of the Trust that is exempt from federal regular income tax retains its tax-free status when distributed to the Trust's shareholders. The Trust attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax-exempt. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective, and the above investment policy, cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The municipal securities in which the Trust invests are:

* debt obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these, including industrial development bonds, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment adviser to the Trust, exempt from federal regular income tax; and

* participation interests, as described below, in any of the above obligations.

AVERAGE MATURITY

The dollar-weighted average maturity of the Trust's portfolio of municipal securities will be less than three years. For purposes of determining the dollar-weighted average maturity of the Trust's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Trust's dollar-weighted average maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

CHARACTERISTICS

The municipal securities in which the Trust invests are:

* rated within the three highest ratings for municipal securities by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's

  Ratings Group ("S&P") (AAA, AA, or A);

* guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest, such as Tax Exempt Project Notes;

* fully collateralized by an escrow of U.S. government or other securities acceptable to the Trust's adviser;

* rated at the time of purchase within Moody's highest short-term municipal securities rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (P-1) or S&P's highest municipal commercial paper rating (A-1);

* unrated if, at the time of purchase, longer term municipal securities of the issuer are rated A or better by Moody's or S&P; or

* determined by the Trust's investment adviser to be equivalent to municipal securities which are rated A or better by Moody's or by S&P.

Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The prices of fixed income securities fluctuate inversely to the direction of interest rates. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS

The Trust may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Trust an undivided interest in municipal securities. The financial institutions from which the Trust purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Trust.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which the Trust purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate or interest rate index or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable rate municipal securities will be treated as maturing on the date of the next scheduled adjustment to the interest rate for purposes of determining the dollar-weighted average maturity of the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time on a temporary basis, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in short-term temporary investments which may or may not be exempt from federal income tax. Temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of domestic branches of U.S. banks; and repurchase agreements (arrangements in which the organization selling the Trust a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Trust invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Trust.

Although the Trust is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

INVESTMENT LIMITATIONS

The Trust will not:

* Invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or

* borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Trust will not:

* commit more than 15% of its net assets to illiquid obligations;

* invest more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations.

TRUST INFORMATION
MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

   ADVISORY FEES

   The Trust's Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the Adviser will reimburse the Trust the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

   ADVISER'S BACKGROUND

   Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Jeff A. Kozemchak has been the Trust's portfolio manager since June 1996. Mr. Kozemchak joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Mr. Kozemchak served as an Assistant Vice President of the investment adviser from 1990 until 1992. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson has been the Trust's portfolio manager since January 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Trust's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice president of the Trust's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:


 MAXIMUM                    AVERAGE AGGREGATE
   FEE                     DAILY NET ASSETS


   0.150%               on the first $250 million
   0.125%                on the next $250 million
   0.100%                on the next $250 million
   0.075%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

                              NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may differ from that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

                     INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares may be purchased either by wire or by mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Short-Term Municipal Trust Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated Short-Term Municipal Trust -- Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust.
Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services
Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Distributions of net realized long-term capital gains realized by the Trust, if any, will be made at least annually.

                       REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions may be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares, his account number, and the Share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

* a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

* a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

* any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934, as amended.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called for this purpose by the Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Trust may purchase all types of municipal bonds, including private activity bonds. Thus, while the Trust has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Trust's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Trust which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Trust dividend, and alternative minimum taxable income does not include the portion of the Trust's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time the Trust advertises its total return, yield, and tax-equivalent yield for Institutional Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

Total return, yield, and tax-equivalent yield will be calculated separately for Shares and Institutional Service Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings and other information in certain financial publications and/or compare the Trust's performance to certain indices.

                          OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional
Service Shares.

Institutional Service Shares are sold primarily to retail and private banking customers of financial institutions at net asset value and are subject to a minimum initial investment of $25,000.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of up to 0.25% of the Institutional Service Shares' average daily net assets.

Expense differences between Institutional Shares and Institutional Service Shares may affect the performance of each class.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.


                                                                         YEAR ENDED JUNE 30,
                                                                1997      1996    1995      1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.24   $10.28    $10.15     $10.35
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                         0.42     0.40      0.39       0.31
  Net realized and unrealized gain (loss) on investments        0.02    (0.04)     0.13      (0.20)
  Total from investment operations                              0.44     0.36      0.52       0.11
 LESS DISTRIBUTIONS

  Distributions from net investment income                     (0.42)   (0.40)    (0.39)     (0.31)
 NET ASSET VALUE, END OF PERIOD                               $10.26   $10.24    $10.28     $10.15
 TOTAL RETURN(B)                                                4.33%    3.56%     5.26%      1.08%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                      0.71%    0.72%     0.71%      0.72%*
  Net investment income                                         4.05%    3.90%     3.69%      3.65%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                     $6,758   $6,209    $5,223    $31,459
  Portfolio turnover                                              50%      20%       33%        36%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public offering) to June 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JUNE 30, 1997, WHICH CAN BE

OBTAINED FREE OF CHARGE.

                          PORTFOLIO OF INVESTMENTS
                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                               JUNE 30, 1997


  PRINCIPAL                                                                                       CREDIT
   AMOUNT                                                                                         RATING*       VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- 97.4%
 ALABAMA -- 2.7%

 $   4,000,000 Alabama State, UT GO Refunding Bonds, 5.55%, 9/1/1997                                AA    $   4,011,640
     1,850,000 Alabama State, UT GO Refunding Bonds, 5.70%, 9/1/1998                                AA        1,887,315
                Total                                                                                         5,898,955

 ALASKA -- 1.0%

     2,000,000 Anchorage, AK, Hospital Refunding Revenue Bonds, 6.50% (Sisters of

               Providence)/(Original Issue Yield: 6.75%), 10/1/1999                                 AA-       2,084,620

 CALIFORNIA -- 12.4%

     4,000,000 California State, UT GO Bonds, 10.00%, 4/1/1998                                      A+        4,182,160
     7,500,000 California State, UT GO Bonds, 6.50%, 11/1/1997                                      A+        7,567,350
     1,500,000 California Statewide Communities Development Authority, Certificates of
               Participation, 4.80% (Queen of Angels-Hollywood Presbyterian Medical Center),

               1/1/2000                                                                             A         1,506,030
    12,500,000 Los Angeles, CA, Wastewater System, Revenue Bonds (Series D), 6.70%
               (MBIA INS)/(United States Treasury PRF)/(Original Issue Yield: 6.769%),

               12/1/2000 (@102)                                                                    AAA       13,725,250
                Total                                                                                        26,980,790

 COLORADO -- 2.1%

     4,375,000 Arvada, CO Urban Renewal Authority, Revenue Refunding Bonds (Series 1997A),

               5.25% (MBIA INS), 9/1/2002                                                          AAA        4,508,306
 CONNECTICUT -- 2.8%

     6,000,000 Commissioner of Housing of the State of Connecticut, Multifamily Housing
               Revenue Bonds, 5.00% TOBs (Town Colony Project)/(National Australia Bank, Ltd.,
               Melbourne LOC), Mandatory Tender 4/1/2001                                           Aa3        6,003,300
 GEORGIA -- 0.9%

     2,000,000 Atlanta, GA, Airport Facilities Revenue Refunding Bonds (Series 1996), 5.25%

               (Hartsford Atlanta International Airport)/(AMBAC INS), 1/1/1999                     AAA        2,033,040
 HAWAII -- 7.1%

     5,000,000 Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC INS), 3/1/2002                    AAA        5,359,000
     5,500,000 Hawaii State, UT GO Refunding Bonds (Series BV), 5.40%
               (Original Issue Yield: 5.45%), 11/1/1997                                             AA        5,527,775
     4,500,000 Honolulu, HI City & County, UT GO Bonds (Series B), 4.80%
               (Original Issue Yield: 4.90%), 6/1/1998                                              AA        4,536,495
                Total                                                                                        15,423,270

FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                                                       CREDIT
   AMOUNT                                                                                         RATING*       VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
 ILLINOIS -- 6.2%

 $   1,500,000 Illinois Health Facilities Authority, Adjustable Rate Revenue Bonds, Series
               1991B,
               5.00% (Highland Park Hospital)/(FGIC INS), 10/1/2000                                AAA    $   1,527,360
     1,000,000 Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A),
               4.80%

               (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002              AA          997,070
     2,000,000 Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A),
               5.00%

               (Advocate Health Care Network), 8/15/2003                                            AA        2,006,160
     2,900,000 Illinois State Sales Tax, Revenue Bonds (Series V), 5.625%, 6/15/1998               AAA        2,946,748
     3,000,000 Illinois State, UT GO Bonds, 5.10% (FGIC INS), 9/1/2000                             AAA        3,068,880
     3,000,000 Illinois State, UT GO Bonds, 5.50%, 8/1/1999                                        AA-        3,077,010
                Total                                                                                        13,623,228

 INDIANA -- 1.8%

     3,900,000 Indiana Health Facilty Financing Authority, Hospital Revenue Bonds (Series
               1996A), 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%),

               2/15/2002                                                                            AA        3,899,805
 KENTUCKY -- 0.5%
     1,155,000 Jefferson County, KY, UT GO Trust Certificates, 5.25%, 3/1/2000                      A+        1,176,691
 LOUISIANA -- 5.2%

     4,000,000 Louisiana PFA, Health & Education Capital Facilities Revenue Bonds (Series A),

               5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002                                   AAA        4,031,040
     7,000,000 Louisiana State, Refunding GO Bonds (Series 1996A), 6.00% (FGIC INS),               AAA        7,343,280
               8/1/2000

                Total                                                                                        11,374,320

 MICHIGAN -- 1.9%

     1,000,000 Michigan State Building Authority, Revenue Bonds (Series II), 6.25% (AMBAC

               INS)/(Original Issue Yield: 6.35%), 10/1/2000                                       AAA        1,058,680
     3,000,000 Michigan Underground Storage Tank Financial Assurance Authority, Revenue
               Refunding Bonds (Series I), 5.00% (AMBAC INS), 5/1/2001                             AAA        3,062,190
                Total                                                                                         4,120,870
 MISSOURI -- 1.0

     2,000,000 Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds

               (Series 1997), 5.25% (AMBAC INS), 8/1/2001                                          AAA        2,061,740
 NEVADA -- 6.4%

     8,500,000 Nevada State Highway Improvement Authority, Motor Vehicle Fuel Tax Revenue

               Bond, 4.75% (Original Issue Yield: 4.90%), 4/1/1998                                  AA        8,555,930
     5,000,000 Nevada State Highway Improvement Authority, Motor Vehicle Fuel Tax Revenue
               Bonds, 7.00%, 4/1/1999                                                               AA        5,235,050
                Total                                                                                        13,790,980


FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                                                       CREDIT
   AMOUNT                                                                                         RATING*       VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
 NEW HAMPSHIRE -- 3.8%

 $   7,900,000 New Hampshire State Turnpike System, Revenue Bonds, 8.25% (United States
               Treasury PRF)/(Original Issue Yield: 8.30%), 11/1/1997 (@102)                       AAA    $   8,172,550
 NEW JERSEY -- 6.8%
     7,000,000 New Jersey State, UT GO Bonds, 7.20%, 4/15/1999                                     AA+        7,375,410
     7,000,000 New Jersey State, UT GO Refunding Bonds (Series C), 6.50%, 1/15/2002                AA+        7,285,950
                Total                                                                                        14,661,360
 NEW MEXICO -- 2.7%
     4,000,000 Albuquerque, NM, GO UT Bonds (Series A & B), 4.60%, 7/1/1998                         AA        4,029,800
     1,820,000 Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds
               (Series 1996), 5.00%, 6/1/2003                                                       A         1,813,484
                Total                                                                                         5,843,284
 NEW YORK -- 2.4%

     5,000,000 New York City Municipal Water Finance Authority, Water & Sewer System Revenue

               Bonds (Series A), 7.20%, 6/15/1999                                                   A-        5,268,850

 OHIO -- 6.1%

     1,000,000 Cincinnati City School District, OH, Tax Anticipation Notes (Series A), 5.50%

               (AMBAC INS), 12/1/2000                                                              AAA        1,038,870
     4,000,000 Cincinnati City School District, OH, Tax Anticipation Notes (Series B), 5.50%
               (AMBAC INS), 12/1/1999                                                              AAA        4,125,280

     3,365,000 Cuyahoga County, OH, Hospital Improvement & Refunding Revenue Bonds

               (Series 1997), 5.00% (MetroHealth System, OH)/(MBIA INS), 2/15/2001                 AAA        3,425,032
     1,000,000 Franklin County, OH, Hospital Facilities Refunding Revenue Bonds (Series
               1996B), 4.50% TOBs (U.S. Health Corporation of Columbus)/(Morgan Guaranty Trust Co.,
                       New York LOC), Mandatory Tender 6/1/2000                                    Aa1        1,000,780

     3,630,000 Lucas County, OH, Hospital Revenue Refunding Bonds (Series 1996), 5.00%

               (ProMedica Healthcare Obligated Group)/(MBIA INS), 11/15/1999                       AAA        3,698,534
                Total                                                                                        13,288,496
 OKLAHOMA -- 0.5%

     1,055,000 Washington Cnty, OK Medical Authority, Hospital Revenue Bonds (Series 1996A),
               4.75% (Jane Phillips Medical Center)/(Connie Lee INS)/(Original Issue Yield:
               4.90%), 11/1/2001                                                                   AAA        1,055,749
 OREGON -- 1.9%

     2,000,000 Oregon State Department of Transportation, Regional Light Rail Revenue Bond,

               Westside Project, 5.375% (MBIA INS), 6/1/1999                                       AAA        2,046,720
     2,000,000 Oregon State Department of Transportation, Regional Light Rail Revenue Bond,
               Westside Project, 5.50% (MBIA INS), 6/1/2000                                        AAA        2,068,720
                Total                                                                                         4,115,440

FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                                                       CREDIT
   AMOUNT                                                                                         RATING*       VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
 PENNSYLVANIA -- 3.0%

 $   5,000,000 Commonwealth of Pennsylvania, UT GO Second Series Refunding Bonds, 4.75%,
                       6/15/1998                                                                   AA-     $  5,039,650
     1,500,000 Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.25%
               (FGIC INS), 3/1/2001                                                                AAA        1,543,440
                Total                                                                                         6,583,090

 TEXAS -- 6.7%

     2,000,000 Fort Worth, TX, Refunding LT GO Bonds (Series A), 5.10%

               (Original Issue Yield: 5.20%), 3/1/2000                                              AA        2,043,620
     2,500,000 Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 5.25%
               (Memorial Hospital System)/(MBIA LOC), 6/1/2002                                     AAA        2,570,725
     2,070,000 Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds
               (Series 1997), 4.95% TOBs (Wells Fargo Bank, N.A. LOC), Mandatory Tender             A+        2,070,662
               11/1/2001
     4,440,000 Texas State, UT GO Public Finance Authority (Series B), 8.00%, 10/1/1999             AA        4,806,078
     3,000,000 Texas State, UT GO Public Finance Authority (Series C), 6.50%, 10/1/1997             AA        3,020,100
                Total                                                                                        14,511,185

 VIRGINIA -- 0.5%

     1,000,000 Botetourt County, VA, IDA, Lease Revenue Notes (Series 1997), 4.55%

               (Botetourt County, VA), 1/15/2000                                                    NR          998,790

 WASHINGTON -- 5.7%

     1,680,000 Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds (Series 1997B), 5.50%

               (AMBAC INS), 12/1/2002                                                              AAA        1,757,062
     3,000,000 Washington State, UT GO Bonds (Series B), 5.00%, 5/1/1998                            AA        3,028,440
     7,425,000 Washington State, UT GO Bonds (Series B), 5.00%, 5/1/1999                            AA        7,538,306
                Total                                                                                        12,323,808
 WEST VIRGINIA -- 0.7%

     1,500,000 Cabell County, WV, Board of Education, Refunding UT GO Bonds, 6.00%, 5/1/2001        A+        1,576,200
 WISCONSIN -- 4.6%

     6,500,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series

               1996), 5.50% (Gundersen Lutheran)/(FSA INS), 12/1/2000                              AAA        6,726,525
     3,335,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series

               1997), 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%),

               2/15/2002                                                                           AAA        3,334,566
                Total                                                                                        10,061,091
                TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $209,193,819)                211,439,808

FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                                                       CREDIT
   AMOUNT                                                                                         RATING*       VALUE

 SHORT-TERM MUNICIPAL SECURITIES -- 3.7%
 PENNSYLVANIA -- 3.7%

 $   8,000,000 New Castle, PA, Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson
               Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ) (AT AMORTIZED COST)               AAA     $   8,000,000
                TOTAL INVESTMENTS (IDENTIFIED COST $217,193,819)(A)                                        $ 219,439,808

(a)The cost of investments for federal tax purposes amounts to $217,193,819. The net unrealized appreciation of investments on a federal tax basis amounts to $2,245,989 which is comprised of $2,253,714 appreciation and $7,725 depreciation at June 30, 1997.

* Please refer to the Appendix of the Statement of Additional
  Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($216,926,516) at June 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation HFDC -- Health Facility Development Corporation IDA -- Industrial Development Authority INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit LT -- Limited Tax MBIA -- Municipal Bond Investors Assurance PFA -- Public Facility Authority PRF -- Prerefunded TOBs -- Tender Option Bonds UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES
                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                               JUNE 30, 1997



 ASSETS:

 Total investments in securities, at value (identified and tax cost $217,193,819)              $219,439,808
 Income receivable                                                                                2,711,755
 Receivable for shares sold                                                                       1,041,912
    Total assets                                                                                223,193,475
 LIABILITIES:
 Payable for investments purchased                                                $4,654,967
 Payable for shares redeemed                                                         401,704
 Income distribution payable                                                         424,163
 Payable to Bank                                                                     766,362
 Accrued expenses                                                                     19,763
    Total liabilities                                                                             6,266,959
 NET ASSETS for 21,151,441 shares outstanding                                                  $216,926,516

 NET ASSETS CONSIST OF:

 Paid in capital                                                                               $220,637,199
 Net unrealized appreciation of investments                                                       2,245,989
 Accumulated net realized loss on investments                                                    (5,954,420)
 Distributions in excess of net investment income                                                    (2,252)
    Total Net Assets                                                                           $216,926,516
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $210,168,824 / 20,492,519 shares outstanding                                                        $10.26
 INSTITUTIONAL SERVICE SHARES:
 $6,757,692 / 658,922 shares outstanding                                                             $10.26

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS
                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                          YEAR ENDED JUNE 30, 1997


 INVESTMENT INCOME:
 Interest                                                                                          $  10,319,741
 EXPENSES:

 Investment advisory fee                                                               $   866,632
 Administrative personnel and services fee                                                 163,655
 Custodian fees                                                                             32,399
 Transfer and dividend disbursing agent fees and expenses                                   51,303
 Directors'/Trustees' fees                                                                  14,784
 Auditing fees                                                                              14,938
 Legal fees                                                                                  6,625
 Portfolio accounting fees                                                                  82,220
 Distribution services fee -- Institutional Service Shares                                  19,226
 Shareholder services fee -- Institutional Shares                                          522,419
 Shareholder services fee -- Institutional Service Shares                                   19,226
 Share registration costs                                                                   23,909
 Printing and postage                                                                       23,177
 Insurance premiums                                                                          4,609
 Taxes                                                                                       3,529
 Miscellaneous                                                                               6,796
     Total expenses                                                                      1,855,447
 Waivers --

     Waiver of investment advisory fee                                     $ (293,339)
     Waiver of distribution services fee -- Institutional Service Shares      (18,457)
     Waiver of shareholder services fee -- Institutional Shares              (522,419)
     Waiver of shareholder services fee -- Institutional Service Shares          (769)
       Total waivers                                                                      (834,984)
         Net expenses                                                                                 1,020,463
           Net investment income                                                                      9,299,278
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized loss on investments                                                                       (188,131)
 Net change in unrealized appreciation of investments                                                    403,659
   Net realized and unrealized gain on investments                                                       215,528
     Change in net assets resulting from operations                                                 $  9,514,806

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                    FEDERATED SHORT-TERM MUNICIPAL TRUST


                                                                                 YEAR ENDED JUNE 30,
                                                                               1997             1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                   $   9,299,278      $ 8,655,367
 Net realized gain (loss) on investments (($170,193) and ($2,597,123), respectively, as computed
 for federal tax purposes)                                                    (188,131)        (175,989)
 Net change in unrealized appreciation/depreciation                            403,659         (614,249)
  Change in net assets resulting from operations                             9,514,806        7,865,129
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                      (8,989,909)      (8,424,725)
  Institutional Service Shares                                                (311,621)        (230,642)
   Change in net assets resulting from distributions to shareholders        (9,301,530)      (8,655,367)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                              120,094,181       64,151,068
 Net asset value of shares issued to shareholders in payment of              3,735,821        2,372,964
 distributions declared
 Cost of shares redeemed                                                  (102,793,046)     (92,993,242)
  Change in net assets resulting from share transactions                    21,036,956      (26,469,210)
   Change in net assets                                                     21,250,232      (27,259,448)
 NET ASSETS:

 Beginning of period                                                       195,676,284      222,935,732
 End of period                                                           $ 216,926,516     $195,676,284

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED SHORT-TERM MUNICIPAL TRUST

JUNE 30, 1997

ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.                   INCREASE (DECREASE)

              ACCUMULATED
PAID-IN       NET REALIZED
CAPITAL        GAIN/LOSS

($1,097,445)  $1,097,445


Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

At June 30, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $5,760,172, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


 EXPIRATION YEAR  EXPIRATION AMOUNT

     1998           $1,729,378
     1999           $   11,866
     2001           $   62,121
     2003           $1,189,491
     2004           $2,597,123
     2005           $  170,193

Additionally, net capital losses of $193,926 attributable to security transactions incurred after October 31, 1996 are treated as arising on July 1, 1997 on the first day of the Trust's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                          YEAR ENDED JUNE 30,
                               1997 1996

 INSTITUTIONAL SHARES                     SHARES             AMOUNT           SHARES         AMOUNT
 Shares sold                            11,082,005        $ 113,726,010     5,801,109    $ 59,763,022
 Shares issued to shareholders in
 payment of distributions declared         338,791            3,476,789       210,577       2,168,702
 Shares redeemed                        (9,428,681)         (96,745,509)   (8,687,459)    (89,426,238)

  Net change resulting from

  Institutional share transactions       1,992,115        $  20,457,290    (2,675,773)   $(27,494,514)

                                                                         YEAR ENDED JUNE 30,
                                                          1997                                1996
 INSTITUTIONAL SERVICE SHARES              SHARES             AMOUNT           SHARES         AMOUNT

 Shares sold                               619,285        $   6,368,171       424,713    $  4,388,046
 Shares issued to shareholders in
 payment of distributions declared          25,233              259,032        19,833         204,262
 Shares redeemed                          (591,876)          (6,047,537)     (346,274)     (3,567,004)
  Net change resulting from

  Institutional Service share

  transactions                              52,642        $     579,666        98,272    $  1,025,304
   Net change resulting from share
   transactions                          2,044,757        $  21,036,956    (2,577,501)   $(26,469,210)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:


PURCHASES         $124,943,711
SALES             $106,000,313


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS To the Shareholders and Board of Trustees of FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Municipal Trust (a Massachusetts business trust), including the schedule of portfolio of investments as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 12 of the prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. As to the securities purchased, but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
July 25, 1997

INSTITUTIONAL SHARES

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company

P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT

Federated Shareholder
Services Company

P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

[Graphic]

Federated Short-Term Municipal Trust

Institutional Shares

PROSPECTUS
AUGUST 31, 1997

A No-Load, Open-End, Diversified
Management Investment Company

Federated Securities Corp., Distributor

Cusip 313907107

8072507A-IS (8/97)

[Graphic]

Federated Short-Term Municipal Trust

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated
Short-Term Municipal Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated August 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated August 31, 1997

                         TABLE OF CONTENTS

 Summary of Trust Expenses                                    1
 Financial Highlights--Institutional Service Shares           2
 General Information                                          3
 Investment Information                                       3
   Investment Objective                                       3
   Investment Policies                                        3
   Municipal Securities                                       4
   Investment Risks                                           5
   Investment Limitations                                     5
 Trust Information                                            5
   Management of the Trust                                    5
   Distribution of Institutional
      Service Shares                                          6
   Administration of the Trust                                7

 Net Asset Value                                              7
 Investing in Institutional Service Shares                    7

   Share Purchases                                            7
   Minimum Investment Required                                7
   What Shares Cost                                           7
   Certificates and Confirmations                             8
   Dividends                                                  8
   Capital Gains                                              8
 Redeeming Institutional Service Shares                       8
   Telephone Redemption                                       8
   Written Requests                                           8
   Accounts with Low Balances                                 9
 Shareholder Information                                      9
   Voting Rights                                              9

 Tax Information                                              9
   Federal Income Tax                                         9
   State and Local Taxes                                     10
 Performance Information                                     10
 Other Classes of Shares                                     10
 Financial Highlights--Institutional Shares                  11
 Financial Statements                                        12
 Report of Independent Public Accountants                    24

                         SUMMARY OF TRUST EXPENSES

                                            INSTITUTIONAL SERVICE SHARES
                                          SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                           None
 Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)                                                                    None
 Contingent Deferred Sales Charge (as a percentage of original purchase

  price or redemption proceeds, as applicable)                                                           None

 Redemption Fee (as a percentage of amount redeemed, if applicable)                                      None

 Exchange Fee                                                                                            None

                                            ANNUAL OPERATING EXPENSES

                               (As a percentage of projected average net assets)*

 Management Fee (after waiver)(1)                                                                        0.26%
 12b-1 Fee (after waiver)(2)                                                                             0.00%
 Total Other Expenses                                                                                    0.20%

  Shareholder Services Fee (after waiver)(3)                                                    0.00%
 Total Operating Expenses(4)                                                                             0.46%

(1) The management fee has been reduced to reflect the waiver of the management fee. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the waiver of a portion of the 12b-1 fee. The distributor can terminate this waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The shareholder services fee has been reduced to reflect the waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending June 30, 1998. The total operating expenses were 0.71% for the fiscal year ended June 30, 1997.

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending June 30, 1998.
  During the course of this period expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Service Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL

ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

 1 Year             $  5
 3 Years            $ 15
 5 Years            $ 26
 10 Years           $ 58

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 24.

                                                                               YEAR ENDED JUNE 30,
                                                                      1997      1996      1995     1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                                $10.24    $10.28    $10.15    $10.35
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                0.42      0.40      0.39      0.31
  Net realized and unrealized gain (loss) on investments               0.02     (0.04)     0.13     (0.20)
  Total from investment operations                                     0.44      0.36      0.52      0.11
 LESS DISTRIBUTIONS

  Distributions from net investment income                            (0.42)    (0.40)    (0.39)    (0.31)
 NET ASSET VALUE, END OF PERIOD                                      $10.26    $10.24    $10.28    $10.15
 TOTAL RETURN(B)                                                       4.33%     3.56%     5.26%     1.08%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                             0.71%     0.72%     0.71%     0.72%*
  Net investment income                                                4.05%     3.90%     3.69%     3.65%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                            $6,758    $6,209    $5,223   $31,459
  Portfolio turnover                                                     50%       20%       33%       36%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public offering) to June 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JUNE 30, 1997, WHICH CAN BE

OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 8, 1981. On December 15, 1994, the name of the Trust was changed from Short-Term Municipal Trust to Federated Short-Term Municipal Trust. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares (the "Shares") of the Trust.

Shares of the Trust are sold primarily to retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal securities. A minimum initial investment of $25,000 over a 90-day period is required. The Trust may not be a suitable investment for retirement plans since it invests in municipal securities.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. Interest income of the Trust that is exempt from federal regular income tax retains its tax-free status when distributed to the Trust's shareholders. The Trust attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax-exempt. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective, and the above investment policy, cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The municipal securities in which the Trust invests are:

* debt obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these, including industrial development bonds, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment adviser to the Trust, exempt from federal regular income tax; and

* participation interests, as described below, in any of the above obligations.

AVERAGE MATURITY

The dollar-weighted average maturity of the Trust's portfolio of municipal securities will be less than three years. For purposes of determining the dollar-weighted average maturity of the Trust's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Trust's dollar-weighted average maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

CHARACTERISTICS

The municipal securities in which the Trust invests are:

* rated within the three highest ratings for municipal securities by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's

  Ratings Group ("S&P") (AAA, AA, or A);

* guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest, such as Tax Exempt Project Notes;

* fully collateralized by an escrow of U.S. government or other securities acceptable to the Trust's adviser;

* rated at the time of purchase within Moody's highest short-term municipal securities rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (P-1) or S&P's highest municipal commercial paper rating (A-1);

* unrated if, at the time of purchase, longer term municipal securities of the issuer are rated A or better by Moody's or S&P; or

* determined by the Trust's investment adviser to be equivalent to municipal securities which are rated A or better by Moody's or by S&P.

Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The prices of fixed income securities fluctuate inversely to the direction of interest rates. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS

The Trust may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Trust an undivided interest in municipal securities. The financial institutions from which the Trust purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Trust.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which the Trust purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate or interest rate index or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable rate municipal securities will be treated as maturing on the date of the next scheduled adjustment to the interest rate for purposes of determining the dollar-weighted average maturity of the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time on a temporary basis, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in short-term temporary investments which may or may not be exempt from federal income tax. Temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of domestic branches of U.S. banks; and repurchase agreements (arrangements in which the organization selling the Trust a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Trust invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Trust.

Although the Trust is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

INVESTMENT LIMITATIONS

The Trust will not:

* Invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or

* borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Trust will not:

* commit more than 15% of its net assets to illiquid obligations;

* invest more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations.

                             TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

  ADVISORY FEES

  The Trust's Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the Adviser will reimburse the Trust the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Jeff A. Kozemchak has been the Trust's portfolio manager since June 1996. Mr. Kozemchak joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Mr. Kozemchak served as an Assistant Vice President of the investment adviser from 1990 until 1992. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson has been the Trust's portfolio manager since January 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Trust's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice president of the Trust's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

 MAXIMUM              AVERAGE AGGREGATE
   FEE                 DAILY NET ASSETS

  0.150%          on the first $250 million
  0.125%          on the next $250 million
  0.100%          on the next $250 million
  0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may differ from that of Institutional Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

                 INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares may be purchased either by wire or by mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Short-Term Municipal Trust -- Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated Short-Term Municipal Trust-Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services
Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Distributions of net realized long-term capital gains realized by the Trust, if any, will be made at least annually.

                   REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions may be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

* a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

* a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

* any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934, as amended.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called for this purpose by the Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Trust may purchase all types of municipal bonds, including private activity bonds. Thus, while the Trust has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Trust's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Trust which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Trust dividend, and alternative minimum taxable income does not include the portion of the Trust's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time the Trust advertises its total return, yield, and tax-equivalent yield for Institutional Service Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

Total return, yield, and tax-equivalent yield will be calculated separately for Shares and Institutional Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings and other information in certain financial publications and/or compare the Trust's performance to certain indices.

                          OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional
Shares.

Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses; however, Institutional Shares are sold at net asset value, distributed without a 12b-1 Plan, and are subject to a minimum initial investment of $25,000. Expense differences between Institutional Service Shares and Institutional Shares may affect the performance of each class.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

                FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 24.

                                                                     YEAR ENDED JUNE 30,

                          1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
 NET ASSET VALUE,
 BEGINNING

 OF PERIOD               $10.24    $10.28    $10.15    $10.37    $10.29    $10.18    $10.14    $10.10    $10.19    $10.24
 INCOME FROM
 INVESTMENT OPERATIONS

  Net investment

  income                   0.44      0.43      0.42      0.40      0.44      0.53      0.60      0.60      0.57      0.54
  Net realized and
  unrealized
  gain (loss) on
  investments              0.02     (0.04)     0.13     (0.22)     0.08      0.11      0.04      0.04     (0.09)    (0.05)
  Total from
  investment
  operations               0.46      0.39      0.55      0.18      0.52      0.64      0.64      0.64      0.48      0.49
 LESS DISTRIBUTIONS

  Distributions from
  net investment

  income                  (0.44)    (0.43)    (0.42)    (0.40)    (0.44)    (0.53)    (0.60)    (0.60)    (0.57)    (0.54)
 NET ASSET
 VALUE, END

 OF PERIOD               $10.26    $10.24    $10.28    $10.15    $10.37    $10.29    $10.18    $10.14    $10.10    $10.19
 TOTAL RETURN(A)           4.59%     3.82%     5.52%     1.76%     5.11%     6.40%     6.47%     6.54%     4.84%     4.89%
 RATIOS TO AVERAGE
 NET ASSETS

  Expenses                 0.46%     0.47%     0.46%     0.47%     0.46%     0.46%     0.46%     0.47%     0.46%     0.47%
  Net investment
  income                   4.30%     4.14%     4.09%     3.89%     4.21%     5.12%     5.89%     5.94%     5.59%     5.25%
 SUPPLEMENTAL DATA
  Net assets, end of

  period(000

  omitted)             $210,169  $189,467  $217,713  $316,810  $318,932  $205,101  $142,493  $139,113  $178,978  $315,154
  Portfolio turnover         50%       20%       33%       36%       15%       42%       40%       69%       55%       63%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JUNE 30, 1997, WHICH CAN BE

OBTAINED FREE OF CHARGE.

                          PORTFOLIO OF INVESTMENTS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                               JUNE 30, 1997


  PRINCIPAL                                                         CREDIT

   AMOUNT                                                           RATING*                 VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- 97.4%
 ALABAMA -- 2.7%

 $           4,000,000 Alabama State, UT GO Refunding Bonds,          AA    $              4,011,640
                       5.55%, 9/1/1997
             1,850,000 Alabama State, UT GO Refunding Bonds,          AA                   1,887,315
                       5.70%, 9/1/1998
                        Total                                                              5,898,955

 ALASKA -- 1.0%

             2,000,000 Anchorage, AK, Hospital Refunding Revenue
                       Bonds, 6.50% (Sisters of Providence)/

                       (Original Issue Yield: 6.75%), 10/1/1999       AA-                  2,084,620

 CALIFORNIA -- 12.4%

             4,000,000 California State, UT GO Bonds, 10.00%,         A+                   4,182,160
                       4/1/1998
             7,500,000 California State, UT GO Bonds, 6.50%,          A+                   7,567,350
                       11/1/1997
             1,500,000 California Statewide Communities
                       Development Authority, Certificates of
                       Participation, 4.80% (Queen of
                       Angels-Hollywood Presbyterian Medical

                       Center),

                       1/1/2000                                        A                   1,506,030
            12,500,000 Los Angeles, CA, Wastewater System,
                       Revenue Bonds (Series D), 6.70%
                       (MBIA INS)/(United States Treasury
                       PRF)/(Original Issue Yield: 6.769%),

                       12/1/2000 (@102)                               AAA                 13,725,250
                        Total                                                             26,980,790

 COLORADO -- 2.1%

             4,375,000 Arvada, CO Urban Renewal Authority,
                       Revenue Refunding Bonds (Series 1997A),

                       5.25% (MBIA INS), 9/1/2002                     AAA                  4,508,306
 CONNECTICUT -- 2.8%

             6,000,000 Commissioner of Housing of the State of
                       Connecticut, Multifamily Housing Revenue
                       Bonds, 5.00% TOBs (Town Colony
                       Project)/(National Australia Bank, Ltd.,
                       Melbourne

                       LOC), Mandatory Tender 4/1/2001                Aa3                  6,003,300

 GEORGIA -- 0.9%

             2,000,000 Atlanta, GA, Airport Facilities Revenue
                       Refunding Bonds (Series 1996), 5.25%

                       (Hartsford Atlanta International               AAA                  2,033,040
                       Airport)/(AMBAC INS), 1/1/1999

 HAWAII -- 7.1%

             5,000,000 Hawaii State, UT GO Bonds, Series CN,          AAA                  5,359,000
                       6.25% (FGIC INS), 3/1/2002
             5,500,000 Hawaii State, UT GO Refunding Bonds
                       (Series BV), 5.40%

                       (Original Issue Yield: 5.45%), 11/1/1997       AA                   5,527,775
             4,500,000 Honolulu, HI City & County, UT GO Bonds
                       (Series B), 4.80%

                       (Original Issue Yield: 4.90%), 6/1/1998        AA                   4,536,495
                        Total                                                             15,423,270

                     FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                         CREDIT

   AMOUNT                                                           RATING*                 VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
 ILLINOIS -- 6.2%
 $           1,500,000 Illinois Health Facilities Authority,

                       Adjustable Rate Revenue Bonds, Series
                       1991B,

                       5.00% (Highland Park Hospital)/(FGIC INS),     AAA   $              1,527,360
                       10/1/2000
             1,000,000 Illinois Health Facilities Authority,
                       Revenue Refunding Bonds (Series A), 4.80%

                       (Advocate Health Care Network)/(Original       AA                     997,070
                       Issue Yield: 4.90%), 8/15/2002

             2,000,000 Illinois Health Facilities Authority,
                       Revenue Refunding Bonds (Series A), 5.00%

                       (Advocate Health Care Network), 8/15/2003      AA                   2,006,160
             2,900,000 Illinois State Sales Tax, Revenue Bonds        AAA                  2,946,748
                       (Series V), 5.625%, 6/15/1998

             3,000,000 Illinois State, UT GO Bonds, 5.10% (FGIC       AAA                  3,068,880
                       INS), 9/1/2000
             3,000,000 Illinois State, UT GO Bonds, 5.50%,            AA-                  3,077,010
                       8/1/1999
                        Total                                                             13,623,228

 INDIANA -- 1.8%

             3,900,000 Indiana Health Facility Financing
                       Authority, Hospital Revenue Bonds (Series

                       1996A),

                       4.75% (Clarian Health Partners,                AA                   3,899,805
                       Inc.)/(Original Issue Yield: 4.85%),

                       2/15/2002

 KENTUCKY -- 0.5%

             1,155,000 Jefferson County, KY, UT GO Trust              A+                   1,176,691
                       Certificates, 5.25%, 3/1/2000
 LOUISIANA -- 5.2%

             4,000,000 Louisiana PFA, Health & Education Capital
                       Facilities Revenue Bonds (Series A),

                       5.00% TOBs (AMBAC INS), Mandatory Tender       AAA                  4,031,040
                       6/1/2002
             7,000,000 Louisiana State, Refunding GO Bonds            AAA                  7,343,280
                       (Series 1996A), 6.00% (FGIC INS), 8/1/2000
                        Total                                                             11,374,320

 MICHIGAN -- 1.9%

             1,000,000 Michigan State Building Authority, Revenue
                       Bonds (Series II), 6.25% (AMBAC INS)/

                       (Original Issue Yield: 6.35%), 10/1/2000       AAA                  1,058,680
             3,000,000 Michigan Underground Storage Tank
                       Financial Assurance Authority, Revenue

                       Refunding Bonds (Series I), 5.00% (AMBAC       AAA                  3,062,190
                       INS), 5/1/2001
                        Total                                                              4,120,870

 MISSOURI -- 1.0%

             2,000,000 Springfield, MO State Highway Improvement
                       Corp., Transportation Revenue Bonds

                       (Series 1997), 5.25% (AMBAC INS), 8/1/2001     AAA                  2,061,740
 NEVADA -- 6.4%

             8,500,000 Nevada State Highway Improvement
                       Authority, Motor Vehicle Fuel Tax Revenue

                       Bond, 4.75% (Original Issue Yield: 4.90%),     AA                   8,555,930
                       4/1/1998
             5,000,000 Nevada State Highway Improvement
                       Authority, Motor Vehicle Fuel Tax Revenue

                       Bonds, 7.00%, 4/1/1999                         AA                   5,235,050
                        Total                                                             13,790,980


                     FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                         CREDIT

   AMOUNT                                                           RATING*                 VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED NEW HAMPSHIRE --
 3.8% $ 7,900,000 New Hampshire State Turnpike System,

                       Revenue Bonds, 8.25% (United States

                       Treasury PRF)/(Original Issue Yield:           AAA   $              8,172,550
                       8.30%), 11/1/1997 (@102)
 NEW JERSEY -- 6.8%

             7,000,000 New Jersey State, UT GO Bonds, 7.20%,          AA+                  7,375,410
                       4/15/1999
             7,000,000 New Jersey State, UT GO Refunding Bonds        AA+                  7,285,950
                       (Series C), 6.50%, 1/15/2002
                        Total                                                             14,661,360

 NEW MEXICO -- 2.7%

             4,000,000 Albuquerque, NM, GO UT Bonds (Series A &       AA                   4,029,800
                       B), 4.60%, 7/1/1998
             1,820,000 Santa Fe Solid Waste Management Agency,
                       NM, Facility Revenue Bonds

                       (Series 1996), 5.00%, 6/1/2003                  A                   1,813,484
                        Total                                                              5,843,284
 NEW YORK -- 2.4%

             5,000,000 New York City Municipal Water Finance
                       Authority, Water & Sewer System Revenue

                       Bonds (Series A), 7.20%, 6/15/1999             A-                   5,268,850

 OHIO -- 6.1%

             1,000,000 Cincinnati City School District, OH, Tax
                       Anticipation Notes (Series A), 5.50%

                       (AMBAC INS), 12/1/2000                         AAA                  1,038,870

             4,000,000 Cincinnati City School District, OH, Tax
                       Anticipation Notes (Series B), 5.50%

                       (AMBAC INS), 12/1/1999                         AAA                  4,125,280

             3,365,000 Cuyahoga County, OH, Hospital Improvement
                       & Refunding Revenue Bonds

                       (Series 1997), 5.00% (MetroHealth System,      AAA                  3,425,032
                       OH)/(MBIA INS), 2/15/2001

             1,000,000 Franklin County, OH, Hospital Facilities
                       Refunding Revenue Bonds (Series 1996B),
                       4.50% TOBs (U.S. Health Corporation of
                       Columbus)/(Morgan Guaranty Trust Co.,

                       New York LOC), Mandatory Tender 6/1/2000       Aa1                  1,000,780
             3,630,000 Lucas County, OH, Hospital Revenue
                       Refunding Bonds (Series 1996), 5.00%

                       (ProMedica Healthcare Obligated                AAA                  3,698,534
                       Group)/(MBIA INS), 11/15/1999

                        Total                                                             13,288,496

 OKLAHOMA -- 0.5%

             1,055,000 Washington Cnty, OK Medical Authority,
                       Hospital Revenue Bonds (Series 1996A),
                       4.75% (Jane Phillips Medical
                       Center)/(Connie Lee INS)/(Original Issue

                       Yield: 4.90%),

                       11/1/2001                                      AAA                  1,055,749

 OREGON -- 1.9%

             2,000,000 Oregon State Department of Transportation,
                       Regional Light Rail Revenue Bond,

                       Westside Project, 5.375% (MBIA INS),           AAA                  2,046,720
                       6/1/1999
             2,000,000 Oregon State Department of Transportation,
                       Regional Light Rail Revenue Bond,

                       Westside Project, 5.50% (MBIA INS),            AAA                  2,068,720
                       6/1/2000
                        Total                                                              4,115,440


                     FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                         CREDIT

   AMOUNT                                                           RATING*                 VALUE

 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED

 PENNSYLVANIA -- 3.0%

 $           5,000,000 Commonwealth of Pennsylvania, UT GO Second
                       Series Refunding Bonds, 4.75%,
                       6/15/1998                                      AA-   $              5,039,650
             1,500,000 Southeastern, PA Transportation Authority,
                       Special Revenue Bonds, 5.25%

                       (FGIC INS), 3/1/2001                           AAA                  1,543,440
                        Total                                                              6,583,090

 TEXAS -- 6.7%

             2,000,000 Fort Worth, TX, Refunding LT GO Bonds
                       (Series A), 5.10%

                       (Original Issue Yield: 5.20%), 3/1/2000        AA                   2,043,620
             2,500,000 Harris County, TX HFDC, Hospital Revenue
                       Bonds, Series 1997A, 5.25%

                       (Memorial Hospital System)/(MBIA LOC),         AAA                  2,570,725
                       6/1/2002
             2,070,000 Lewisville, TX, Combination Contract
                       Revenue & Special Assessment Bonds

                       (Series 1997), 4.95% TOBs (Wells Fargo         A+                   2,070,662
                       Bank, N.A. LOC), Mandatory Tender 11/1/2001

             4,440,000 Texas State, UT GO Public Finance              AA                   4,806,078
                       Authority (Series B), 8.00%, 10/1/1999
             3,000,000 Texas State, UT GO Public Finance              AA                   3,020,100
                       Authority (Series C), 6.50%, 10/1/1997
                        Total                                                             14,511,185

 VIRGINIA -- 0.5%

             1,000,000 Botetourt County, VA, IDA, Lease Revenue
                       Notes (Series 1997), 4.55%

                       (Botetourt County, VA), 1/15/2000              NR                     998,790

 WASHINGTON -- 5.7%

             1,680,000 Tacoma, WA, Solid Waste Utility Revenue
                       Refunding Bonds (Series 1997B), 5.50%

                       (AMBAC INS), 12/1/2002                         AAA                  1,757,062
             3,000,000 Washington State, UT GO Bonds (Series B),      AA                   3,028,440
                       5.00%, 5/1/1998

             7,425,000 Washington State, UT GO Bonds (Series B),      AA                   7,538,306
                       5.00%, 5/1/1999
                        Total                                                             12,323,808

 WEST VIRGINIA -- 0.7%

             1,500,000 Cabell County, WV, Board of Education,         A+                   1,576,200
                       Refunding UT GO Bonds, 6.00%, 5/1/2001
 WISCONSIN -- 4.6%

             6,500,000 Wisconsin Health and Educational Facilities
                       Authority, Revenue Bonds (Series 1996),

                       5.50% (Gundersen Lutheran)/(FSA INS),          AAA                  6,726,525
                       12/1/2000

             3,335,000 Wisconsin Health and Educational Facilities
                       Authority, Revenue Bonds (Series 1997),

                       4.70% (Marshfield Clinic, WI)/(MBIA            AAA                  3,334,566
                       INS)/(Original Issue Yield: 4.85%),

                       2/15/2002

                        Total                                                             10,061,091

                        TOTAL SHORT-INTERMEDIATE MUNICIPAL

                        SECURITIES (IDENTIFIED COST $209,193,819)                        211,439,808

                     FEDERATED SHORT-TERM MUNICIPAL TRUST


  PRINCIPAL                                                         CREDIT

   AMOUNT                                                           RATING*                 VALUE

 SHORT-TERM MUNICIPAL SECURITIES -- 3.7%
 PENNSYLVANIA -- 3.7%

 $           8,000,000 New Castle, PA, Area Hospital Authority,
                       (Series 1996) Weekly VRDNs (Jameson
                       Memorial Hospital)/(FSA INS)/(PNC Bank,        AAA   $              8,000,000
                       N.A. LIQ) (AT AMORTIZED COST)
                        TOTAL INVESTMENTS (IDENTIFIED COST                  $            219,439,808
                        $217,193,819)(A)

(a) The cost of investments for federal tax purposes amounts to $217,193,819. The net unrealized appreciation of investments on a federal tax basis amounts to $2,245,989 which is comprised of $2,253,714 appreciation and $7,725 depreciation at June 30, 1997.

* Please refer to the Appendix of the Statement of Additional
  Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($216,926,516) at June 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation HFDC -- Health Facility Development Corporation IDA -- Industrial Development Authority INS -- Insured LIQ -- Liquidity Agreement LOC -- Letter of Credit LT -- Limited Tax MBIA -- Municipal Bond Investors Assurance PFA -- Public Facility Authority PRF -- Prerefunded TOBs -- Tender Option Bonds UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                               JUNE 30, 1997



 ASSETS:

 Total investments in securities, at value (identified and tax cost $217,193,819)                $   219,439,808
 Income receivable                                                                                     2,711,755
 Receivable for shares sold                                                                            1,041,912
    Total assets                                                                                     223,193,475
 LIABILITIES:
 Payable for investments purchased                                                   $ 4,654,967
 Payable for shares redeemed                                                             401,704
 Income distribution payable                                                             424,163
 Payable to Bank                                                                         766,362
 Accrued expenses                                                                         19,763
    Total liabilities                                                                                  6,266,959
 NET ASSETS for 21,151,441 shares outstanding                                                    $   216,926,516
 NET ASSETS CONSIST OF:

 Paid in capital                                                                                 $   220,637,199
 Net unrealized appreciation of investments                                                            2,245,989
 Accumulated net realized loss on investments                                                         (5,954,420)
 Distributions in excess of net investment income                                                         (2,252)
    Total Net Assets                                                                             $   216,926,516
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $210,168,824 / 20,492,519 shares outstanding                                                             $10.26
 INSTITUTIONAL SERVICE SHARES:
 $6,757,692 / 658,922 shares outstanding                                                                  $10.26

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                          YEAR ENDED JUNE 30, 1997


 INVESTMENT INCOME:
 Interest                                                                                          $  10,319,741

 EXPENSES:

 Investment advisory fee                                                               $   866,632
 Administrative personnel and services fee                                                 163,655
 Custodian fees                                                                             32,399
 Transfer and dividend disbursing agent fees and expenses                                   51,303
 Directors'/Trustees' fees                                                                  14,784
 Auditing fees                                                                              14,938
 Legal fees                                                                                  6,625
 Portfolio accounting fees                                                                  82,220
 Distribution services fee -- Institutional Service Shares                                  19,226
 Shareholder services fee -- Institutional Shares                                          522,419
 Shareholder services fee -- Institutional Service Shares                                   19,226
 Share registration costs                                                                   23,909
 Printing and postage                                                                       23,177
 Insurance premiums                                                                          4,609
 Taxes                                                                                       3,529
 Miscellaneous                                                                               6,796
     Total expenses                                                                      1,855,447
 Waivers --

     Waiver of investment advisory fee                                     $ (293,339)
     Waiver of distribution services fee -- Institutional Service Shares      (18,457)
     Waiver of shareholder services fee -- Institutional Shares              (522,419)
     Waiver of shareholder services fee -- Institutional Service Shares          (769)
          Total waivers                                                                   (834,984)
                   Net expenses                                                                        1,020,463
                    Net investment income                                                              9,299,278
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized loss on investments                                                                       (188,131)
 Net change in unrealized appreciation of investments                                                    403,659
     Net realized and unrealized gain on investments                                                     215,528
          Change in net assets resulting from operations                                           $   9,514,806

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                    FEDERATED SHORT-TERM MUNICIPAL TRUST


                                                                                    YEAR ENDED JUNE 30,
                                                                                  1997             1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                      $   9,299,278      $  8,655,367
 Net realized gain (loss) on investments (($170,193) and ($2,597,123), respectively, as computed
 for federal tax purposes)                                                       (188,131)         (175,989)
 Net change in unrealized appreciation/depreciation                               403,659          (614,249)
  Change in net assets resulting from operations                                9,514,806         7,865,129
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                         (8,989,909)       (8,424,725)
  Institutional Service Shares                                                   (311,621)         (230,642)
   Change in net assets resulting from distributions to shareholders           (9,301,530)       (8,655,367)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                 120,094,181        64,151,068
 Net asset value of shares issued to shareholders in payment of                 3,735,821         2,372,964
 distributions declared
 Cost of shares redeemed                                                     (102,793,046)      (92,993,242)
  Change in net assets resulting from share transactions                       21,036,956       (26,469,210)
   Change in net assets                                                        21,250,232       (27,259,448)
 NET ASSETS:

 Beginning of period                                                          195,676,284       222,935,732
 End of period                                                              $ 216,926,516     $ 195,676,284

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                               JUNE 30, 1997

ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

     INCREASE (DECREASE)

                 ACCUMULATED

   PAID-IN      NET REALIZED
   CAPITAL       GAIN/LOSS

($1,097,445)     $1,097,445

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $5,760,172, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
      1998             $  1,729,378
      1999             $     11,866
      2001             $     62,121
      2003             $  1,189,491
      2004             $  2,597,123
      2005             $    170,193

Additionally, net capital losses of $193,926 attributable to security transactions incurred after October 31, 1996 are treated as arising on July 1, 1997 on the first day of the Trust's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                YEAR ENDED JUNE 30,
                                                    1997                            1996

 INSTITUTIONAL SHARES                     AMOUNT          SHARES           AMOUNT           SHARES

 Shares sold                            11,082,005    $  113,726,010     5,801,109     $    59,763,022
 Shares issued to shareholders in
 payment of distributions declared         338,791         3,476,789       210,577           2,168,702
 Shares redeemed                        (9,428,681)      (96,745,509)   (8,687,459)        (89,426,238)
   Net change resulting from

   Institutional share

   transactions                          1,992,115    $   20,457,290    (2,675,773)    $   (27,494,514)

                                                                YEAR ENDED JUNE 30,
                                                    1997                            1996

 INSTITUTIONAL SERVICE SHARES             AMOUNT          SHARES           AMOUNT           SHARES

 Shares sold                               619,285    $    6,368,171       424,713     $     4,388,046
 Shares issued to shareholders in
 payment of distributions declared          25,233           259,032        19,833             204,262
 Shares redeemed                          (591,876)       (6,047,537)     (346,274)         (3,567,004)
   Net change resulting from

   Institutional Service share

   transactions                             52,642    $      579,666        98,272     $     1,025,304
    Net change)resulting
    from share transactions              2,044,757    $   21,036,956    (2,577,501)    $   (26,469,210

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES     $ 124,943,711
SALES         $ 106,000,313

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED SHORT-TERM
MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Municipal Trust (a Massachusetts business trust), including the schedule of portfolio of investments as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 11 of the prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. As to the securities purchased, but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
July 25, 1997

FEDERATED SHORT-TERM MUNICIPAL TRUST

Institutional Service Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

[Graphic]

Federated Short-Term Municipal Trust
Institutional Service Shares

PROSPECTUS

AUGUST 31, 1997

A No-Load, Open-End, Diversified
Management Investment Company

Federated Securities Corp., Distributor

Cusip 313907206

8072507A-SS (8/97)

[Graphic]

                    FEDERATED SHORT-TERM MUNICIPAL TRUST

                            INSTITUTIONAL SHARES

                        INSTITUTIONAL SERVICE SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses for Institutional Shares and Institutional Service Shares of Federated Short-Term Municipal Trust (the "Trust"), dated August 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                  Statement dated August 31, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 313907107

Cusip 313907206

8072507B (8/97)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST                       1
 INVESTMENT OBJECTIVE AND POLICIES                         1

  Acceptable Investments                                   1
  When-Issued and Delayed Delivery Transactions            1
  Portfolio Turnover                                       2
  Investment Limitations                                   2
 FEDERATED SHORT-TERM MUNICIPAL TRUST MANAGEMENT
                                                           4

  Trust Ownership                                          7
  Trustee Compensation                                     8
  Trustee Liability                                        8
 INVESTMENT ADVISORY SERVICES                              8
  Adviser to the Trust                                     8
  Advisory Fees                                            9
  Other Related Services                                   9
 BROKERAGE TRANSACTIONS                                    9
 OTHER SERVICES                                            9

  Trust Administration                                     9
  Custodian and Portfolio Accountant                       9
  Transfer Agent                                           9
  Independent Public Accountants                          10
 PURCHASING SHARES                                        10

  Distribution Plan (Institutional Service
   Shares only) and Shareholder Services

   Agreement                                              10
 DETERMINING NET ASSET VALUE                              10

  Valuing Municipal Securities                            10
  Use of Amortized Cost                                   10

 REDEEMING SHARES                                         10
  Redemption in Kind                                      11

 MASSACHUSETTS PARTNERSHIP LAW                            11
 TAX STATUS                                               11

  The Trust's Tax Status                                  11
 TOTAL RETURN                                             11
 YIELD                                                    11
  Tax-Equivalent Yield                                    12
  Tax-Equivalency Table                                   12

 PERFORMANCE COMPARISONS                                  13
  Economic and Market Information                         13

 ABOUT FEDERATED INVESTORS                                13
  Mutual Fund Market                                      14
  Institutional Clients                                   14
  Bank Marketing                                          14
 Broker/Dealers and Bank Broker/Dealer

  Subsidiaries                                            14
 APPENDIX                                                 15

GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 8, 1981. The name of the Trust was Federated Short-Intermediate Municipal Trust prior to August 23, 1993. On August 23, 1993, the shareholders of the Trust voted to change the name of the Trust to Short-Term Municipal Trust. On December 15, 1994, the name of the Trust was changed from Short-Term Municipal Trust to Federated Short-Term Municipal Trust.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax.

ACCEPTABLE INVESTMENTS

The Trust attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The investment objective and the policy stated above cannot be changed without the approval of shareholders. The investment policies described below may be changed without shareholder approval.

  CHARACTERISTICS

   The municipal securities in which the Trust invests have the characteristics set forth in the prospectuses. The Trust may use similar services or ratings other than Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"). If a security's rating is reduced below the required minimum after the Trust has purchased it, the Trust is not required to sell the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their rating systems, the Trust will try to use comparable ratings as standards in accordance with the investment policies described in the Shares' prospectuses.

  PARTICIPATION INTERESTS

   The financial institutions from which the Trust purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Trust the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Trust. By purchasing participation interests having a seven day demand feature, the Trust is buying a security meeting the quality requirements of the Trust and also is receiving the tax-free benefits of the underlying securities.

  VARIABLE RATE MUNICIPAL SECURITIES

   Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Trust are subject to repayment of principal (usually within seven days) on the Trust's demand. For purposes of determining the Trust's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price and yield for the Trust. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to the extent that would cause the segregation of more than 20% of the total value of its assets.

PORTFOLIO TURNOVER

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended June 30, 1997 and 1996, the portfolio turnover rates were 50% and 20%, respectively.

INVESTMENT LIMITATIONS

  DIVERSIFICATION OF INVESTMENTS

   The Trust will not purchase the securities of any issuer (except cash and cash instruments and securities issued or guaranteed by the United States government, its agencies and instrumentalities) if, as a result, more than 5 percent of its total assets would be invested in the securities of such issuer. For purposes of this limitation, each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia, shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user, then such non-governmental user will be deemed to be the sole issuer. If, however, in the case of an industrial development bond or governmental issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer (as above defined) subject to limited exclusions allowed by the Investment Company Act of 1940.

  BORROWING MONEY

   The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Trust. If, due to market fluctuations or other reasons, the value of the Trust's assets falls below 300% of its borrowings, the Trust will reduce its borrowings within three business days. To do this, the Trust may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

  PLEDGING ASSETS

   The Trust will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

  UNDERWRITING

   The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

  INVESTING IN REAL ESTATE

   The Trust will not buy or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

  INVESTING IN COMMODITIES OR MINERALS

   The Trust will not buy or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs.

  MAKING LOANS

   The Trust will not make loans, but may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective, policies, and limitations.

  SELLING SHORT AND BUYING ON MARGIN

   The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

  ISSUING SENIOR SECURITIES

   The Trust will not issue senior securities, except as permitted by its investment objective and policies.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

  ACQUIRING SECURITIES

   The Trust will not acquire voting securities, except as part of a merger, consolidation, reorganization, or acquisition of assets. The Trust will not invest in securities issued by any other investment company or investment trust.

  INVESTING IN ILLIQUID SECURITIES

   The Trust will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities.

  INVESTING IN PUTS, CALLS, STRADDLES, AND SPREADS

   The Trust will not purchase or sell puts, calls, straddles, spreads, or any combination thereof except that the Trust may purchase municipal securities from a broker, dealer, or other person accompanied by the agreement of such seller to purchase, at the Trust's option, the municipal security prior to the maturity thereof.

   The Trust does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of governmental subdivisions located in any one state, territory, or possession of the United States.

   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in violation of such restriction.

   The Trust did not borrow money, pledge securities or invest in illiquid securities or restricted securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

   For purposes of this limitation, the Trust considers cash instruments and items to be instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment.

FEDERATED SHORT-TERM MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Short-Term Municipal Trust, and principal occupations.

John F. Donahue@*

Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland

One PNC Plaza -- 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd

571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Glen R. Johnson*

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Peter E. Madden

One Royal Palm Way

100 Royal Palm Way

Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street

Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

J. Christopher Donahue

Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the
  Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

TRUST OWNERSHIP

As of August 5, 1997, Officers and Trustees as a group owned 916,522 (4.51%) of the outstanding Institutional Shares of the Trust. As of the same date, Officers and Trustees owned less than 1% of the Institutional Service Shares of the Trust.

As of August 5, 1997 the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust:
Fidelity State Street Bank & Trust Co., Dodge City, Kansas, owned approximately 49,526 Shares (7.25%); National Financial Services For The Exclusive Benefit of Our Customers, New York, New York, owned approximately 58,588 Shares (8.58%); John H. Seale, Jaspar, Texas, owned approximately 66,279 Shares (9.71%);CPB Trust Division Fiduciary Account 102007, Honolulu, Hawaii, owned approximately 60,388 Shares (8.84%);FAM & Co., Logansport, Indiana, owned approximately 64,007 Shares (9.37%); and Donaldson Lufkin Jenrette Securities Corporation, Inc, Jersey City, New Jersey, owned approximately 49,655 Shares (7.27%); As of August 5, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Trust:
Charles Schwab & Co., Inc., San Francisco, California owned approximately 1,877,423 Shares (9.24%); and ONEDUN #2 First American Bank Kane City, Dundee, Illinois owned approximately 2,074,700 Shares (10.21%).

TRUSTEE COMPENSATION


                           AGGREGATE

 NAME,                   COMPENSATION

 POSITION WITH               FROM                   TOTAL COMPENSATION PAID
 TRUST                      TRUST*#                   FROM FUND COMPLEX+

 John F. Donahue,                  $0           $0 for the Trust and
 Chairman and Trustee                           56 other investment companies in the Fund Complex
 Thomas G. Bigley,          $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 John T. Conroy,            $1,300.81           $119,615 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 William J. Copeland,       $1,300.81            $119,615 for the Trust and
 Trustee                                         56 other investment companies in the Fund Complex
 James E. Dowd,             $1,300.81           $119,615 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.,   $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.,   $1,300.81           $119,615 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 Glen R. Johnson,                  $0           $-0- for the Trust and
 President and Trustee                          6 other investment companies in the Fund Complex
 Peter E. Madden,           $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 Gregor F. Meyer,           $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Complex
 John E. Murray, Jr.,       $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 Wesley W. Posvar,          $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex
 Marjorie P. Smuts,         $1,182.39           $108,725 for the Trust and
 Trustee                                        56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended June 30, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Trust or its shareholders for any losses that may be sustained in the purchase, holding, or sale of any security, for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended June 30, 1997, 1996, and 1995, the Trust's adviser earned $866,632, $837,213, and $1,084,312, respectively, which were reduced by $293,339, $266,026, and $346,925, respectively, because of undertakings to limit the Trust's expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended June 30, 1997, 1996 and 1995, the Trust paid no brokerage commissions. Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended June 30, 1997, 1996, and 1995, the Administrators earned $163,655,
$158,326, and $205,206, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent auditors for the Trust are Arthur Andersen LLP, Pittsburgh, PA.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. With respect to the Institutional Service Shares, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended June 30, 1997 payments in the amount of $19,226 were made pursuant to the Distribution Plan (Institutional Service Shares only) of which $18,457 was waived. In addition, for this period, the Trust paid shareholder service fees in the amount of $541,645, of which $523,188 was waived.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Trust are described in each respective prospectus.

VALUING MUNICIPAL SECURITIES

The Trustees use an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of municipal securities authorized to be purchased by the Trust with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Trust's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES

The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in each respective prospectus under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Trust's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to a lesser of $250,000 or 1% of a class's net asset value during any 90-day period.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

TOTAL RETURN

The average annual total return for each class of shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming monthly reinvestment of all dividends and distributions.

The Trust's average annual total returns for Institutional Shares for the one-year, five-year, and ten-year periods ended June 30, 1997, were 4.59%, 4.15%, and 4.99%, respectively. The Trust's average annual total return for Institutional Service Shares for the fiscal year ended June 30, 1997 and for the period since inception (August 31, 1993, date of initial public offering), to June 30, 1997 was 4.33% and 3.70% respectively.

YIELD

The Trust's yields for the thirty-day period ended June 30, 1997, for Institutional Shares and Institutional Service Shares were 3.93% and 3.68%, respectively.

The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the maximum offering price per share of either class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial intermediaries charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Trust's tax-equivalent yields for the thirty-day period ended June 30, 1997, for Institutional Shares and Institutional Service Shares were 5.46% and 5.11%, respectively.

The tax-equivalent yield of the Trust is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Trust would have had to earn to equal its actual yield, assuming the shareholder is in the 28% tax-bracket and that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Trust may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Trust's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                        TAXABLE YIELD EQUIVALENT FOR 1997
                            MULTISTATE MUNICIPAL

                                   FUNDS

 FEDERAL INCOME TAX BRACKET:

               15.00%    28.00%        31.00%         36.00%       39.60%

 JOINT          $1-      $41,201-     $99,601-       $151,751-      OVER
 RETURN        41,200    99,600       151,750         271,050     $271,050
 SINGLE         $1-      $24,651-     $59,751-       $124,651-      OVER
 RETURN        24,650    59,750       124,650         271,050     $271,050

 TAX-EXEMPT

 YIELD                               TAXABLE YIELD EQUIVALENT

  1.00%          1.18%     1.39%            1.45%          1.56%     1.66%
  1.50%          1.76%     2.08%            2.17%          2.34%     2.48%
  2.00%          2.35%     2.78%            2.90%          3.13%     3.31%
  2.50%          2.94%     3.47%            3.62%          3.91%     4.14%
  3.00%          3.53%     4.17%            4.35%          4.69%     4.97%
  3.50%          4.12%     4.86%            5.07%          5.47%     5.79%
  4.00%          4.71%     5.56%            5.80%          6.25%     6.62%
  4.50%          5.29%     6.25%            6.52%          7.03%     7.45%
  5.00%          5.88%     6.94%            7.25%          7.81%     8.28%
  5.50%          6.47%     7.64%            7.97%          8.59%     9.11%
  6.00%          7.06%     8.33%            8.70%          9.38%     9.93%
  6.50%          7.65%     9.03%            9.42%         10.16%    10.76%
  7.00%          8.24%     9.72%           10.14%         10.94%    11.59%
  7.50%          8.82%    10.42%           10.87%         11.72%    12.42%
  8.00%          9.41%    11.11%           11.59%         12.50%    13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Trust shares.

* Some portion of the Trust's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;

* changes in the Trust's expenses or either class of Shares' expenses; and

* various other factors.

Either class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

* THE LEHMAN BROTHERS 5-YEAR G.O. BOND INDEX is a composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities on this index include ratings categories of A and Aaa. Total returns are calculated twice monthly as well as for one-month, three-month, and twelve-month periods. Total returns are also calculated as of the beginning of the index inception on December 31, 1979.

* THE LEHMAN BROTHERS 3-YEAR G.O. BOND INDEX is a total return performance benchmark for the short-term general obligation sector of the tax-exempt bond market. Returns and attributes for the index are calculated semi-monthly.

* THE LEHMAN BROTHERS 1-YEAR G.O. BOND INDEX has a maturity of 1 to 2 years and includes State and Local General Obligation bonds. Total returns for the index are calulated semi-monthly.

* MORNINGSTAR, INC., An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deffered compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other invstments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust portfolio managers and their views and anaylsis on how such developments could affect the Trust. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/ dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ranking in several DALBAR Surveys. DALBAR, Inc is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD AND POOR'S RATINGS GROUP ("S&P") MUNICIPAL BOND RATINGS

AAA-- Debt rated "AAA" has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA-- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR-- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS

MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1 -- Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

* leading market positions in well-established industries;

* high rates of return on funds employed;

* conservative capitalization structure with moderate reliance on debt and ample asset protection;

* broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* well-established access to a range of financial markets and assured sources of alternative liquidity.

P-2 -- Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.